SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2024
SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation
The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended December 31, 2023. The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.
The unaudited condensed consolidated interim financial statements are presented in millions of U.S. dollars (“$” or “USD”). Effective February 1, 2024, management determined that Amer Sports, Inc.’s functional currency changed from euro (“EUR”) to USD, which has been accounted for on a prospective basis. The change in functional currency was driven by the capital structure change of Amer Sports, Inc., due to the IPO, debt refinancing, and related transaction expenses incurred, which were primarily denominated in U.S. dollars. Future equity issuances and cash flows of the Company will be in USD.
The presented figures and percentages are subject to rounding adjustments, which may cause discrepancies between the sum of the individual figures and the presented aggregated column and row totals. The figures have been prepared under the historical cost basis except for the revaluation of financial instruments that are measured at revalued amounts or fair values at the end of each reporting period as well as derivative financial instruments at fair value. The unaudited condensed consolidated interim financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of the business.

New and amended standards and interpretations
New and amended standards and interpretations

The Group has applied the following new and revised standards, amendments and interpretations that are required to be applied as of January 1, 2024:
•IAS 1 (amendment): Classification of Liabilities as Current or Non-current, Non-current liabilities with Covenants - no material impact
•IFRS 16 (amendment): Lease liability in a Sale and Leaseback - no material impact
•IAS 7 and IFRS 7 (amendment): Supplier finance arrangements - no material impact

Significant accounting judgments, estimates, and assumptions
Significant accounting judgments, estimates, and assumptions
When preparing the unaudited condensed consolidated interim financial statements, the Group’s management makes judgments and estimates influencing the content of the unaudited condensed interim financial statements and it must exercise its judgment regarding the application of accounting policies. Management continuously evaluates the judgments and estimates it uses.
The significant judgments made and the estimates used by management have been applied in the same manner as reported in the consolidated financial statements for the year ended December 31, 2023.

Carrying amounts of current financial instruments
Carrying amounts of current financial instruments carried at amortized cost are reasonable approximation of fair value due to their short-term nature. As of September 30, 2024, the fair value of the Company’s long term loans from financial institutions, which are recorded at amortized cost, was $2,105.1 million compared to a carrying value of $2,082.5 million.

Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The Group does not have any financial instrument included in Level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3. This is the case for unlisted equity securities.
The Group’s policy is to recognize transfers into and out of fair value hierarchy levels at the end of the reporting period. There were no transfers between Levels 2 and 3 for recurring fair value measurements during the reporting period.
The valuation process and valuation techniques, which are stated in the most recent consolidated annual financial statements, are applicable in the reporting period.
Specific valuation techniques used to value financial instruments include:
•for interest rate swaps and cross-currency swaps – the present value of the estimated future cash flows based on observable yield curves;
•for foreign currency forwards – the present value of future cash flows based on the forward exchange rates at the end of the reporting period; and
•for other financial instruments – discounted cash flow analysis.
All of the resulting fair value estimates are included in Level 2, except for unlisted equity securities, promissory notes and available-for-sale factoring receivables, where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk. In cases where credit risk of counterparty is low and maturity is short-term, the carrying amount of such instrument approximates its fair value.
The following table shows the valuation technique used in measuring Level 3 fair values for financial instruments in the unaudited condensed consolidated interim statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable input
Unlisted equity securities	Market comparison approach: fair value of unlisted equity securities is determined by reference to market multiples of comparable listed companies, adjusted by discount for lack of marketability.	(i) Sales growth factor (ii) Risk-adjusted discount rate

Promissory notes	The carrying amount approximates fair value due to the relatively short period to maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

Available-for-sale factoring receivables	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.